BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS

20.    BORROWINGS

(a)   Short-term borrowings

Components of short-term borrowings as of December 31, 2024 and 2025 were as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Short-term borrowings	2,919,024	1,464,833
Long-term borrowings—current portion	4,014,875	9,190,533
Total short-term borrowings	6,933,899	10,655,366

The short-term borrowings outstanding as of December 31, 2024 and December 31, 2025 carried a weighted average interest rate of 3.03% and 3.06% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2025 were borrowings of RMB134 million and RMB426 million which are denominated and repayable in JPY and USD, respectively.

Details of the Group’s short-term borrowings as of December 31, 2025 are (RMB in thousands):

Type of loan	As of December 31, 2025
Credit loan	1,313,450
Letter of credit loan	195,570
Guaranteed by subsidiaries within the Group	3,945,810
Guaranteed by a third party	363,500
Financings associated with failed sale-leaseback transactions	1,811,610
Collateralized on buildings and equipment of the Group and shareholders of the Group	588,675
Guaranteed and collateralized on bank deposits, buildings, equipment and other assets of the Group and shareholders of the Group	1,584,096
Current portion of other long-term borrowings	852,655
Total	10,655,366

(b)   Long-term borrowings

Components of long-term borrowings as of December 31, 2024 and 2025 were as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Long-term bank borrowings	16,468,489	20,879,140
Long-term financings associated with failed sale-leaseback transactions	4,430,048	3,794,069
Other long-term borrowings	3,759,610	2,724,229
Less: Current portion of long-term bank borrowings	(2,426,643)	(6,526,268)
Less: Current portion of financings associated with failed sale-leaseback Transactions	(1,588,232)	(1,811,610)
Less: Current portion of other long-term borrowings	—	(852,655)
Total long-term borrowings	20,643,272	18,206,905

Future principal repayments on the long-term borrowings are as follows (RMB in thousands):

Year ending December 31,	RMB
Year ended December 31
2026	9,190,533
2027	10,948,573
2028	5,118,899
2029	1,200,267
2030	524,660
Thereafter	414,506
Total	27,397,438

1)    Long-term bank borrowings

	As of December 31, 2024				As of December 31, 2025
		Current portion		Weighted		Current portion		Weighted
		according to the		average		according to the		average
	Outstanding	repayment	Long-term	interest	Outstanding	repayment	Long-term	interest
Borrowing Term	borrowings	schedule	portion	rates	borrowings	schedule	portion	rates
2-year	3,082,350	732,246	2,350,104	2.27%	4,721,042	2,610,720	2,110,322	2.76%
3-year	7,164,390	889,640	6,274,750	2.72%	9,304,920	2,458,520	6,846,400	2.90%
4-year	244,300	87,475	156,825	2.25%	1,218,325	381,450	836,875	3.29%
5-year	1,587,901	376,612	1,211,289	2.53%	1,213,832	367,369	846,463	2.94%
6-year	799,489	87,039	712,450	2.83%	893,490	220,891	672,599	2.55%
7-year	2,522,591	210,171	2,312,420	2.93%	2,312,412	432,748	1,879,664	2.79%
8-year	669,690	27,904	641,786	3.31%	641,786	27,903	613,883	3.00%
9-year	200,000	8,889	191,111	3.19%	382,222	17,778	364,444	3.26%
10-year	197,778	6,667	191,111	3.04%	191,111	8,889	182,222	3.05%
Total	16,468,489	2,426,643	14,041,846		20,879,140	6,526,268	14,352,872

The long-term borrowings outstanding as of December 31, 2024 and December 31, 2025 carried a weighted average interest rate of 2.68% and 2.77% per annum respectively, which are primarily denominated in RMB.

As of December 31, 2024, certain long-term borrowings were guaranteed by subsidiaries within the group or other parties and/or collateralized on the Group’s assets, detailed as following:

RMB60 million collateralized on certain inventories of the Group, RMB218 million collateralized on certain account receivables of the Group, RMB2,031 million collateralized on the Group’s certain building and land use right, RMB2,353 million collateralized on the Group’s certain equipment.

In addition, there were borrowings of RMB10,813 million were guaranteed by Jiangxi Jinko, RMB8 million were guaranteed by Zhejiang Jinko, RMB180 million were guaranteed by Jiangxi Jinko and Zhejiang Jinko, RMB150 million were guaranteed by Jinko Sichuan, Jinko Chuzhou and Jinko Qinghai, RMB804 million were guaranteed by Shanghai Green Energy Management and Shanghai Management, and RMB365 million were guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd.

As of December 31, 2025, certain long-term borrowings were either guaranteed by subsidiaries within the group or other parties and/or collateralized on the Group’s assets, detailed as following:

RMB24 million collateralized on certain inventories of the Group, RMB87 million collateralized on certain account receivables of the Group, RMB2,645 million collateralized on the Group’s certain building and land use right, RMB280million collateralized on the Group’s certain equipment, RMB995 million collateralized by a combination of certain buildings, land use rights and equipment of the Group, and RMB329 million collateralized on certain bank deposits of the Group.

In addition, there were borrowings of RMB1,452 million were guaranteed by Shanghai Green Energy Management and Shanghai Management, RMB11,136 million were guaranteed by Jiangxi Jinko, RMB50 million were guaranteed by Jiangxi Jinko and Jinchang Jinko, and RMB39 million were guaranteed by Jiangxi Jinko and Shanxi Jinko.

2)    Financings associated with failed sale-leaseback transactions

During the year ended December 31, 2024 and 2025, the Group sold certain machinery and equipment with total carrying amount of RMB4,234 million and RMB1,050 million to certain third parties (the “purchaser-lessors”) for a total consideration of RMB4,300 million and 1,320 million and simultaneously entered into contracts to lease back these assets from the purchaser-lessors for periods from one to six years. Pursuant to the terms of the contracts, the Group is required to pay to the purchaser-lessors quarterly lease payment over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the fair value of these equipment upon expiration of leasing period is most likely to be much higher than the repurchase price. Therefore, these lease transactions do not qualify as sale-leaseback transaction. Accordingly, the Group identified the transactions as financing arrangements and recorded as borrowings. As of December 31, 2025, the Group recorded RMB3,794 million under long-term borrowings, including RMB1,812 million as current portion.

a)    Other long-term borrowings

a.

In the February 2018, Jiangxi Jinko, together with government background funds, established Jinko Sichuan. Cash capital injections with an aggregate amount of RMB1,300 million had been made by the non-controlling shareholders through December 31, 2021. The Group controls and consolidates such entity in its financial statements. In October 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Sichuan and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 30% equity interests (the non-controlling interest) held by the government background funds upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB997 million was derecognized, and the new loan liabilities was recorded at fair value of RMB1,114 million, with the difference recorded against additional paid-in-capital. In addition, in July, September and October 2021, the Jinko Sichuan received capital injection with the amount of RMB100 million, RMB150 million and RMB50 million from government background funds which bear a fixed annual return of 5.18%, and shall be repaid upon the fifth anniversary of the capital injection date. The Group recorded such capital injection as long-term borrowings. In 2023, Jiangxi Jinko entered into agreement to early repay RMB300 million. As of December 31, 2023, the total outstanding balances amounted to RMB1,223 million including RMB200 million due in December 2024. In 2024, Jiangxi Jinko entered into agreement to early repay RMB1,000 million. As of December 31, 2024, the total outstanding balances amounted to RMB257 million. In 2025, Jiangxi Jinko entered into agreement to early repay RMB200 million. As of December 31, 2025, the total outstanding balances amounted to RMB106 million including RMB106 million due in December 2026.

b.

During the year of 2018 and 2019, government background companies made capital injections with the total amounted of RMB1,070 million into Haining Jinko. In the fourth quarter of 2020, the Group entered into supplementary investments agreement with government background funds, pursuant to which the government background funds will no longer participate in any business decision of Haining Jinko and enjoys fixed annual return within the range from 4.75% to 5.23% on their capital injections respectively. Additionally, the Group shall repurchase all the equity interests (the non-controlling interest) held by the government background funds upon the fifth or sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB1,164 million was derecognized, and the new loan liabilities was recorded at fair value of RMB1,193 million with the difference recorded against additional paid-in-capital.

In July 2021, Haining Jinko entered into a 5-year loan agreement with a government background company with the principal amount of RMB690 million and interest rate of LPR plus 10%. The loan will be repaid upon the fifth anniversary of the borrowing date. The borrowing was guaranteed by Jiangxi Jinko and Zhejiang Jinko. In August 2022, Haining Jinko entered into a 5-year loan agreement with a government background company with the principal amount of RMB1,000 million and interest rate of 5.06%. The loan will be repaid upon the fifth anniversary of the borrowing date. In 2022, Jiangxi Jinko entered into agreement to early repay RMB100 million. In 2023, Jiangxi Jinko entered into agreement to early repay RMB106 million. As of December 31, 2023, the total outstanding balances amounted to RMB2,591 million, including RMB994 million due within 2024. In 2024, Jiangxi Jinko entered into agreement to early repay RMB1,564 million. As of December 31, 2024, the total outstanding balances amounted to RMB995 million. In 2025, Jiangxi Jinko entered into agreement to early repay RMB100 million. As of December 31, 2025, the total outstanding balances amounted to RMB894 million, including RMB290 million due within 2026.

c.

In the September 2019, Jiangxi Jinko, together with government background funds, established Jinko Yiwu. Cash capital injections with an aggregate amount of RMB765 million had been made by the non-controlling shareholders through December 31, 2020. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Yiwu and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background funds upon the fifth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB779 million was derecognized, and the new loan liabilities was recorded at fair value of RMB818 million, with the difference recorded against additional paid-in-capital. In 2023, Jiangxi Jinko entered into agreement to early repay RMB100 million. As of December 31, 2023, the total outstanding balances amounted to RMB668 million, including RMB301 million due in December 2024. In 2024, Jiangxi Jinko entered into agreement to early repay all the remaining balances of RMB668 million.

d.

In the December 2019, Jiangxi Jinko, together with a government background fund, established Jinko Chuzhou. Cash capital injections with an aggregate amount of RMB1,100 million had been made by the non-controlling shareholder through December 31, 2022. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background fund, pursuant to which the government background fund will no longer participates in any business decision of Jinko Chuzhou and enjoys a fixed annual return of 4.35% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background fund. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB859 million was derecognized, and the new loan liabilities was recorded at fair value of RMB846 million, with the difference recorded against additional paid-in-capital. In July and September 2021, Jinko Chuzhou received two 5-year loans with the amount of RMB150 million and RMB100 million from the government background fund which both bear a fixed annual return of 4.35%. In 2022, Jiangxi Jinko entered into agreement to early repay RMB320 million. In 2023, Jiangxi Jinko entered into agreement to early repay RMB410 million. As of December 31, 2023, the total outstanding balances amounted to RMB288 million. In 2024, Jiangxi Jinko entered into agreement to early repay all the remaining balances.

e.

In September and October 2021, Rui Xu entered into two 5-year loan agreements with a government background company with the principal amount of RMB20 million and RMB20 million and the interest rate of 5.05% and 5.05%, respectively. As of December 31, 2023, the total outstanding balances amounted to RMB42 million. In 2024, Jiangxi Jinko entered into agreement to early repay all the remaining balances.

f.

In April 2020, Jiangxi Jinko, together with a government background fund, established Jinko ShangRao. The Group controls and consolidates such entity in its financial statements. Pursuant to the investment agreement entered by Jiangxi Jinko and the government background fund, the government background fund will provide its investment into Shangrao Jinko of RMB4,500 million with the interest rate stipulated by bank for the corresponding period. Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the date of the investment agreement with a repurchase price equivalent to the capital injection made by the government background funds. As of December 31, 2020, the government background fund has paid RMB 2,000 million. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. Therefore, these government investments were accounted as loan liabilities.

In June 2021, to further support the development of Jinko Shangrao, the government background fund entered into agreement with Jiangxi Jinko to waive interests associated with the government loans during the period from January 1 to December 31, 2021. Considering the cash flow effect on a present value basis is less than 10 percent, the interest waiving is regarded as a modification of the government loan, and therefore, established a new effective interest based on the carrying value of the government loan and the revised cash flows since the modification date on June 25, 2021. No gain or loss was recorded in relation to the modification in 2021. In 2023, Jiangxi Jinko entered into agreement to early repay RMB366 million. As of December 31, 2023, the total outstanding balances amounted to RMB1,679 million. In 2024, Jiangxi Jinko entered into agreement to early repay RMB450 million. As of December 31, 2024, the total outstanding balances amounted to RMB1,210 million. In 2025, Jiangxi Jinko entered into agreement to early repay RMB760 million. As of December 31, 2025, the total outstanding balances amounted to RMB456million all due in December 2026.

g.

In October 2021, Anhui Jinko entered into a 6-year loan agreement with a government background company with the principal amount of RMB455 million and interest rate of 5.58%. The loan will be repaid upon the sixth anniversary of the borrowing date. In 2022, Anhui Jinko entered into three separate 6-year loan agreements with a government background company with the principal amount of RMB215 million with the interest rate around 5.58%. These loans will be repaid upon the sixth anniversary of the borrowing date. In 2023, Jiangxi Jinko entered into agreement to early repay RMB300 million. As of December 31, 2023, the total outstanding balances amounted to RMB381 million. In 2024, Jiangxi Jinko entered into agreement to early repay RMB329 million. As of December 31, 2024, the total outstanding balances amounted to RMB42 million. In 2025, Jiangxi Jinko entered into agreement to early repay all the remaining balances.

h.

In October and December 2021, Yushan Jinko entered into a 6-year loan agreement with a government background company with the principal amount of RMB200 million and RMB100 million and interest rate of 4.90% and 4.90%, respectively. These loans will be repaid upon the sixth anniversary of the borrowing date. In January 2022, Yushan Jinko entered into a 6-year loan agreement with a government background company with the principal amount of RMB100 million interest rate of 4.90%. These loans will be repaid upon the sixth anniversary of the borrowing date. The total outstanding balances amounted to RMB375 million as of December 31, 2023, RMB387 million as of December 31, 2024, and RMB403million as of December 31, 2025.

i.

In July 2022, Jinko Feidong entered into a 5-year loan agreement with a government background company with the principal amount of RMB205 million and interest rate around 5.58%. The loan will be repaid upon the fifth anniversary of the borrowing date. The total outstanding balances amounted to RMB207 million as of December 31, 2023, RMB219 million as of December 31, 2024, and RMB215 million as of December 31, 2025.

j.

In July 2022, Jinko Leshan entered into a 4-year loan agreement with a government background company with the principal amount of RMB150 million and interest rate around 5.18%. The loan will be repaid upon the fifth anniversary of the borrowing date. As of December 31, 2023, the total outstanding balances amounted to RMB141 million. In 2024, Jiangxi Jinko entered into agreement to early repay all the remaining balances.

k.

In December 2023, Jinko Energy entered into agreements with a government background company, to sell its 49% equity interests in Shangrao Xinyuan with a total consideration of RMB1,500 million. Pursuant to the agreements, Jinko Energy committed to repurchase all the 49% equity interests held by the government background company upon the fifth anniversary of the first investment date with a repurchase price equivalent to the investment made by the government background company and a fixed annual return based on 1.1 times of corresponding loan prime rate. As of December 31, 2023, the government background company has paid RMB 650 million. Considering the investment from the government background company shall be repaid on a fixed date and for fixed amounts, redemption of the government background company is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. Therefore, management concluded that the investment from the government background company shall be accounted as loan liabilities. As of December 31, 2023, 2024 and 2025, the aggregate outstanding balances amounted to RMB650 million, respectively.